UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Tactics Advisors, LLC
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-14597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      W.C. Davis Parr
Title:     Manager
Phone:     214.273.5208

Signature, Place, and Date of Signing:

 /s/ W.C. Davis Parr     Dallas, Texas/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $60,379 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      120   444100 SH  CALL SOLE                   444100
ABBOTT LABS                    COM              002824100     1549    23650 SH       SOLE                    23650
ABBOTT LABS                    EX DISTRIB WI    002824126     2440    77700 SH       SOLE                    77700
ABBVIE INC                     COM              00287Y109     1983    58047 SH       SOLE                    58047
AMERISTAR CASINOS INC          COM              03070Q101     2784   106100 SH       SOLE                   106100
ANADARKO PETE CORP             COM              032511107     4080    54900 SH       SOLE                    54900
ARRIS GROUP INC                COM              04269Q100      898    60135 SH       SOLE                    60135
BABCOCK & WILCOX CO NEW        COM              05615F102     3945   150575 SH       SOLE                   150575
COMCAST CORP NEW               CL A             20030N101     2374    63550 SH       SOLE                    63550
FREESCALE SEMICONDUCTOR LTD    SHS              G3727Q101       14    70400 SH  PUT  SOLE                    70400
HILLTOP HOLDINGS INC           COM              432748101     5573   411595 SH       SOLE                   411595
LAMAR ADVERTISING CO           CL A             512815101     4477   115545 SH       SOLE                   115545
METROCORP BANCSHARES INC       COM              591650106      675    61453 SH       SOLE                    61453
MIPS TECHNOLOGIES INC          COM              604567107     1822   233597 SH       SOLE                   233597
MURPHY OIL CORP                COM              626717102     2891    48550 SH       SOLE                    48550
NOVACOPPER INC                 COM              66988K102     1587   876594 SH       SOLE                   876594
OMNIAMERICAN BANCORP INC       COM              68216R107     6142   265552 SH       SOLE                   265552
PETSMART INC                   COM              716768106      159    75000 SH  PUT  SOLE                    75000
PHILLIPS 66                    COM              718546104     2246    42300 SH       SOLE                    42300
PROSHARES TR II                ULTRASHORT YEN N 74347W569      956    18825 SH       SOLE                    18825
RUBICON MINERALS CORP          COM              780911103     5173  2028610 SH       SOLE                  2028610
SPDR S&P 500 ETF TR            TR UNIT          78462F103      329   236500 SH  PUT  SOLE                   236500
VIEWPOINT FINL GROUP INC MD    COM              92672A101     8162   389798 SH       SOLE                   389798